LEASES (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

2021	$76,082
2022	302,781
2023	25,990
Total	$404,853

Schedule of operating right-of-use assets

Nine Months Ended September 30, 2021
Cash paid for operating lease liabilities	$277,994
Weighted-average remaining lease term	1.7
Weighted-average discount rate	10%
Minimum future lease payments	$453,889

Schedule of amortization of lease liabilities

2021	$89,642
2022	$335,659
2023	$28,588